STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013	May 31, 2012	Jan. 31, 2012	Sep. 30, 2011	Jun. 30, 2013	Feb. 08, 2013 Employee Options and Stock Appreciation Rights [Member]	Sep. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2013 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2013 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2013 Non Employee Non Director Options [Member]	Jun. 30, 2012 Non Employee Non Director Options [Member]
Number of Options
Balance at beginning of period								4,589,507	4,439,507	857,500	790,000	540,000	540,000
Granted				525,000				4,622,500	675,000	610,000	280,000	275,000
Exercised	(45,000)		(85,000)		(1,820,000)		(100,000)			(11,667)	(35,000)	(100,000)
Forfeited						(1,325,000)		(2,875,000)		(255,000)	(142,500)
Expired		(150,000)			(1,425,000)				(525,000)		(35,000)	(155,000)
Outstanding at end of period								6,337,007	4,589,507	1,200,833	857,500	560,000	540,000
Exercisable at end of period								3,696,174	2,808,088	795,168	724,666	285,000	540,000
Weighted Average Exercise Price
Balance at beginning of period								$ 1.04	$ 1.12	$ 1.36	$ 1.25	$ 1.16	$ 1.16
Granted								$ 0.55	$ 0.75	$ 0.95	$ 1.60	$ 1.23
Exercised	$ 1.57		$ 1.5		$ 0.50		$ 0.50			$ 0.56	$ 0.95	$ 0.50
Forfeited								$ 0.92		$ 1.38	$ 1.46
Expired		$ 1.50			$ 1.60				$ 1.00		$ 0.95	$ 1.00
Outstanding at end of period								$ 0.75	$ 1.04	$ 1.16	$ 1.36	$ 1.22	$ 1.16
Exercisable at end of period								$ 0.90	$ 1.05	$ 1.24	$ 1.39	$ 1.21	$ 1.16
Options granted, grant price								$ 0.41	$ 0.56	$ 0.72	$ 1.27	$ 1.00
Weighted Average Remaining Contractual Life
Beginning balance								5 years 11 months 12 days	5 years 4 months 21 days	7 years 11 months 16 days	7 years 11 months 23 days	2 years 1 month 21 days	3 years 1 month 21 days
Granted								9 years 7 months 21 days	10 years	10 years	10 years	10 years
Exercised										10 years
Forfeited
Expired
Outstanding at end of period								6 years 7 months 13 days	5 years 11 months 12 days	8 years 15 days	7 years 11 months 16 days	5 years 11 months 16 days	2 years 1 month 21 days
Exercisable at end of period								5 years 8 months 12 days	5 years 11 days	7 years 3 months	7 years 9 months 29 days	2 years 2 months 19 days	2 years 1 month 21 days
Aggregate Intrinsic Value
Outstanding at end of period								$ 2,505,808	$ 339,417	$ 165,386	$ 24,820	$ 6,250
Exercisable at end of period								$ 1,056,738	$ 181,750	$ 98,654	$ 14,612